Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Membr]
Reconciliation of Financial Statements to Form 5500 [Abstract]
Reconciliation of Net Assets Available for Benefits and Investment Income Per the Financial Statements to the Corresponding Amounts Shown in the Plan's Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the corresponding amounts shown in the Plan's Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$437,413,048	$399,271,324
Adjustment from fair value to current value on collective investment funds	(856,212)	(1,546,898)
Net assets available for plan benefits per the Form 5500	$436,556,836	$397,724,426

The following is a reconciliation of investment income per the financial statements for the years ended December 31, 2025 and 2024, to the corresponding amounts shown on the Plan's Form 5500:

	2025	2024
Total net investment income per the financial statements	$55,075,350	$52,324,249
Adjustment from fair value to current value on collective investment funds	690,686	162,853
Total investment income per Form 5500	$55,766,036	$52,487,102